SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	OPEN-END FUNDS — 73.0%
	FIXED INCOME - 73.0%
4,108,761	AB High Income Fund, Inc., Class Z			$ 27,200,000
4,551,351	Aristotle Floating Rate Income Fund, Class I			42,646,162
3,282,811	Axonic Strategic Income Fund, Class I			28,823,082
976,715	Easterly Income Opportunities Fund, Class R6			9,610,876
4,014,599	Invesco Rochester Municipal Opportunities Fund, Class R6			27,459,854
4,340,491	Invesco Senior Floating Rate Fund, Class R6			28,560,429
1,965,035	Nuveen Preferred Securities Fund, Class I			28,060,699
910,525	Semper MBS Total Return Fund, Institutional Class			7,311,516
				199,672,618

	TOTAL OPEN-END FUNDS (Cost $198,878,632)			199,672,618

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 17.5%
	U.S. TREASURY BILLS — 17.5%
15,189,000	United States Treasury Bill(a)	4.9100	08/15/23	15,095,642
23,382,000	United States Treasury Bill(a)	4.9400	08/17/23	23,231,171
9,692,000	United States Treasury Bill(a)	5.0000	08/24/23	9,619,541
				47,946,354
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $47,937,239)			47,946,354

Shares
	SHORT-TERM INVESTMENTS — 15.5%
	MONEY MARKET FUND - 15.5%
42,463,348	Fidelity Government Portfolio, Class I, 4.98% (Cost $42,463,348)(b)			42,463,348

	TOTAL INVESTMENTS - 106.0% (Cost $289,279,219)			$ 290,082,320
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%			(16,540,545)
	NET ASSETS - 100.0%			$ 273,541,775

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30, 2023.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2023.

SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
Reference Entity	Counterparty	Termination Date	Interest Rate Receivable(4)	Notional Amount at June 30, 2023	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 40	BRC	6/20/2028	500 bps	$ (54,500,000)	$ 1,603,580	$ 1,180,664	$ 422,916

BRC - Barclays Capital
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(4) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
2,844,037	Eaton Vance Floating-Rate Advantage Fund Class R6*	$ 28,070,642	USD SOFR plus 165 bp	6/9/2026	BRC	$ -
5,645,161	Eaton Vance Income Fund of Boston Class R6*	28,056,452	USD SOFR plus 165 bp	6/8/2026	BRC	-
366,100	iShares iBoxx $ High Yield Corporate Bond ETF	27,483,127	O/N USD SOFR plus 35 bp	7/25/2024	BRC	203,017
3,637,549	PIMCO High Yield Fund Institutional Class*	27,900,000	USD FED plus 165 bp	6/28/2024	CIBC	-
					Total:	$ 203,017
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	O/N - Overnight, Daily Fixings
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at June 30, 2023.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 86.6%
	U.S. TREASURY BILLS — 86.6%
607,000	United States Treasury Bill(a)	5.1000	09/21/23	$ 600,038
5,975,000	United States Treasury Bill(a)	5.1200	09/28/23	5,900,438
				6,500,476
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,500,154)			6,500,476

Shares
	SHORT-TERM INVESTMENTS — 84.4%
	MONEY MARKET FUNDS - 84.4%
3,165,840	Fidelity Government Portfolio, Class I, 4.98%(b)			3,165,840
3,165,840	First American Government Obligations Fund, Class Z, 4.97%(b)			3,165,840
	TOTAL MONEY MARKET FUNDS (Cost $6,331,680)			6,331,680

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,331,680)			6,331,680

	TOTAL INVESTMENTS - 171.0% (Cost $12,831,834)			$ 12,832,156
	LIABILITIES IN EXCESS OF OTHER ASSETS - (71.0)%			(5,326,364)
	NET ASSETS - 100.0%			$ 7,505,792

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
2	CME E-Mini NASDAQ 100 Index Futures	09/15/2023	$ 613,480	$ 5,987
24	CME E-Mini-Russell 2000 Index Futures	09/15/2023	2,284,440	21,252
4	CME E-Mini Standard & Poor's 500 Index Futures	09/15/2023	897,650	13,285
5	CME E-Mini Standard & Poor's Midcap 400 Index Futures	09/15/2023	1,322,050	11,310
7	ICE US MSCI Emerging Markets EM Index Futures	09/15/2023	349,265	(10,325)
	TOTAL FUTURES CONTRACTS			$ 41,509

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30, 2023.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2023.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
62	Adobe, Inc.	$ 30,317	O/N USD SOFR plus 35 bp	7/25/2024	BRC	$ (60)
209	Applied Materials, Inc.	30,210	O/N USD SOFR plus 35 bp	7/25/2024	BRC	(393)
42	ASML Holding NV	30,440	O/N USD SOFR plus 35 bp	7/25/2024	BRC	(52)
148	Autodesk, Inc.	30,282	O/N USD SOFR plus 35 bp	7/25/2024	BRC	(354)
7,200	First Trust NASDAQ-100 Equal Weighted Index Fund ETF	769,680	O/N USD SOFR plus 35 bp	7/2/2024	BRC	32,263
63	IDEXX Laboratories, Inc.	31,640	O/N USD SOFR plus 35 bp	7/25/2024	BRC	1,101
67	Intuit, Inc.	30,699	O/N USD SOFR plus 35 bp	7/25/2024	BRC	(138)
10,200	Invesco S&P 500 Eql Wght ETF	1,526,328	O/N USD SOFR plus 35 bp	8/1/2024	BRC	47,355
28,700	Invesco Senior Loan ETF	603,848	O/N USD SOFR plus 35 bp	7/10/2024	BRC	8,519
5,600	iShares National Muni Bond ETF	597,688	O/N USD SOFR plus 35 bp	7/18/2024	BRC	(1,466)
64	KLA Corp.	31,041	O/N USD SOFR plus 35 bp	7/25/2024	BRC	451
505	Marvell Technology, Inc.	30,189	O/N USD SOFR plus 35 bp	7/25/2024	BRC	(426)
73	NVIDIA Corp.	30,880	O/N USD SOFR plus 35 bp	7/25/2024	BRC	307
334	ON Semiconductor Corp.	31,590	O/N USD SOFR plus 35 bp	7/25/2024	BRC	954
123	Tesla, Inc.	32,198	O/N USD SOFR plus 35 bp	7/25/2024	BRC	1,539
448	Zoom Video Communications, Inc.	30,410	O/N USD SOFR plus 35 bp	7/25/2024	BRC	(182)

					Total:	$ 89,418
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	CS - Credit Suisse Securities (Europe) Limited
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate
	O/N - Overnight, Daily Fixings
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	OPEN-END FUNDS — 39.4%
	FIXED INCOME - 39.4%
117,427	Braddock Multi-Strategy Income Fund, Institutional Class			$ 736,270
359,764	DWS High Income Fund, Class A			1,521,801
92,317	Semper MBS Total Return Fund, Institutional Class			741,306
				2,999,377

	TOTAL OPEN-END FUNDS (Cost $2,987,852)			2,999,377

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 36.6%
	U.S. TREASURY BILLS — 36.6%
1,315,000	United States Treasury Bill(a)	4.3200	07/20/23	1,311,892
749,000	United States Treasury Bill(a)	4.7300	08/03/23	745,717
354,000	United States Treasury Bill(a)	4.9400	08/17/23	351,716
374,000	United States Treasury Bill(a)	5.0000	08/24/23	371,204
				2,780,529
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,780,018)			2,780,529

Shares
	SHORT-TERM INVESTMENTS — 28.0%
	MONEY MARKET FUNDS - 28.0%
1,067,076	Fidelity Government Portfolio, Class I, 4.98%(b)			1,067,076
1,067,076	First American Government Obligations Fund, Class Z, 4.97%(b)			1,067,076
	TOTAL MONEY MARKET FUNDS (Cost $2,134,152)			2,134,152

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,134,152)			2,134,152

	TOTAL INVESTMENTS - 104.0% (Cost $7,902,022)			$ 7,914,058
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%			(303,268)
	NET ASSETS - 100.0%			$ 7,610,790

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30, 2023.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2023.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
Reference Entity	Counterparty	Termination Date	Interest Rate Received (4)	Notional Amount at June 30, 2023	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 40	BRC	6/20/2028	500 bps	$ (1,900,000)	$ 54,451	$ 52,535	$ 1,916

BRC - Barclays Capital
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(4) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
183,500	Invesco Senior Loan ETF	$ 3,860,840	O/N USD SOFR plus 35 bp	7/3/2024	BRC	$ 26,907
25,400	iShares iBoxx $ High Yield Corporate Bond ETF	1,906,778	O/N USD SOFR plus 35 bp	7/25/2024	BRC	14,097
36,800	iShares Preferred and Income Securities ETF	1,138,224	O/N USD SOFR plus 35 bp	8/1/2024	BRC	1,288
10,900	SPDR Bloomberg Convertible Securities ETF	762,455	O/N USD SOFR plus 35 bp	7/25/2024	BRC	7,249
					Total:	$ 49,541
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	CS - Credit Suisse Securities (Europe) Limited
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate
	O/N - Overnight, Daily Fixings
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.